Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 2,897	₨ 1,262	₨ 1,938
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 219	₨ 170	₨ 166